Right-of-Use Asset/Lease Liability – Operating Lease - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Administrative expenses:
- depreciation of right-of-use asset	RM 125,582	$ 30,780	RM 124,572	RM 124,572
- expense relating to short-term leases	16,703		951,060	81,756
- expense relating to leases of low-value assets	3,233		4,190	6,360
Finance costs:
- interest expense on lease liability	RM 8,805	$ 2,158	RM 4,055	RM 10,307